Other Financial Expenses, Net - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other Income and Expenses [Abstract]
Amortization of deferred finance charges	$ 2.8	$ 3.2	$ 5.5	$ 5.0